UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                           Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:            Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

 /s/ Richard J. Perry, Jr.        Washington, D.C.             February 13, 2008
 -------------------------        ----------------             -----------------
       [Signature]                 [City, State]                    [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ----

Form 13F Information Table Entry Total:     52
                                            --
Form 13F Information Table Value Total:     $339,279 (thousands)
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List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                           FORM 13F INFORMATION TABLE






   COLUMN 1                     COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
   --------                     --------  --------   ----------       ---------       --------   --------        --------
                                TITLE OF               VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
                                --------               -----    -------  ---  ----   ----------   -----       ----------------
     NAME                        CLASS     CUSIP     (x$1,000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE    SHARED     NONE
     ----                        -----     -----     ---------  -------  ---  ----   ----------  --------  ----    ------     ----




CORTEZ COMMUNITY BANK            COMMON   220564108     684     60,000   SH              SOLE     NONE            60,000      -
ABINGTON BANCORP INC PENN        COMMON   00350L109   5,604    596,207   SH              SOLE     NONE           443,422  152,785
ALLIANCE BANK & TRUST COMPANY    COMMON   018917104     699     73,200   SH              SOLE     NONE            73,200      -
AMERICAN INTERNATIONAL GROUP     COMMON   026874107  17,178    294,650   SH              SOLE     NONE           224,510   70,140
ASSURANT INC                     COMMON   04621X108   5,339     79,803   SH              SOLE     NONE            61,189   18,614
ATLANTIC BANCGROUP INC           COMMON   048221105     961     55,234   SH              SOLE     NONE            45,788    9,446
BANCORP RHODE ISLAND INC         COMMON   059690107   7,357    215,484   SH              SOLE     NONE           160,814   54,670
BANCTRUST FINANCIAL GROUP INC    COMMON   05978R107     619     51,121   SH              SOLE     NONE            37,911   13,210
CIRCUIT CITY STORES INC          COMMON   172737108  12,243  2,915,000   SH              SOLE     NONE         2,234,830  680,170
CAPITAL CITY BANK GROUP INC      COMMON   139674105     481     17,038   SH              SOLE     NONE            10,932    6,106
CENTRAL FLA ST BK BELLEVIEW      COMMON   153479100     382     28,550   SH              SOLE     NONE            28,550      -
CONSECO INC                      COMMON   208464883  10,391    827,295   SH              SOLE     NONE           634,209  193,086
COMMUNITY WEST BANCSHARES        COMMON   204157101   1,657    178,965   SH              SOLE     NONE           133,651   45,314
ENTERPRISE BANCORP INC MASS      COMMON   293668109   2,567    202,919   SH              SOLE     NONE           164,219   38,700
EAGLE BANCORP INC MD             COMMON   268948106     106      8,776   SH              SOLE     NONE             8,776      -
EVERGREENBANCORP INC             COMMON   300349107     775     52,180   SH              SOLE     NONE            51,980      200
FIRST CALIFORNIA FINANCIAL       COMMON   319395109   5,585    617,130   SH              SOLE     NONE           462,651  154,479
FIRSTFED FINANCIAL CORP DEL      COMMON   337907109   5,047    140,909   SH              SOLE     NONE           108,009   32,900
FIRST LONG ISLAND CORP           COMMON   320734106   8,478    457,046   SH              SOLE     NONE           342,840  114,206
FOX CHASE BANCORP INC            COMMON   35137P106   5,236    459,258   SH              SOLE     NONE           345,436  113,822
MARKET VECTORS ETF TRUST         COMMON   57060U100   4,310     94,035   SH              SOLE     NONE            72,085   21,950
STREETTRACKS GOLD TRUST          COMMON   863307104   7,063     85,650   SH              SOLE     NONE            65,670   19,980
HARTFORD FINANCIAL SERVICES      COMMON   416515104  21,393    245,365   SH              SOLE     NONE           188,094   57,271
INDYMAC BANCORP INC              COMMON   456607100   2,182    366,659   SH              SOLE     NONE           272,945   93,714
IMPERIAL CAPITAL BANCORP INC     COMMON   452680101   2,497    136,432   SH              SOLE     NONE           102,788   33,644
JACKSONVILLE BANCORP INC FLA     COMMON   469249106     614     30,879   SH              SOLE     NONE            30,879      -
K-FED BANCORP                    COMMON   48246S101   8,774    869,584   SH              SOLE     NONE           652,363  217,221
LINCOLN NATIONAL CORP-IND        COMMON   534187109  18,286    314,076   SH              SOLE     NONE           240,787   73,289
LOUISIANA PACIFIC CORP           COMMON   546347105   5,212    380,993   SH              SOLE     NONE           292,093   88,900
MBT FINL CORP                    COMMON   578877102     290     32,910   SH              SOLE     NONE            24,300    8,610
METLIFE INC                      COMMON   59156R108  18,173    294,915   SH              SOLE     NONE           224,088   70,827
MARSHALL & ILSLEY CORPORATION    COMMON   571837103  13,453    508,032   SH              SOLE     NONE           385,772  122,260
MERCHANTS & MFR BANCORPORATION   COMMON   588327106   1,863     50,332   SH              SOLE     NONE            36,534   13,798
METAVANTE TECHNOLOGIES INC       COMMON   591407101   1,957     83,903   SH              SOLE     NONE            64,298   19,605
NATIONAL ATLANTIC HOLDINGS       COMMON   63253Y107   8,143  1,838,131   SH              SOLE     NONE         1,597,143  240,988
NATIONWIDE HEALTH PROPERTIES     COMMON   638620104   9,480    302,184   SH              SOLE     NONE           230,014   72,170
NORTH POINTE HLDGS CORP          COMMON   661696104   5,869    533,580   SH              SOLE     NONE           397,508  136,072
NORTHRIM BANCORP INC             COMMON   666762109   8,094    379,659   SH              SOLE     NONE           286,148   93,511
INSIGHT ENTERPRISES INC          COMMON   45765U103  20,445  1,120,909   SH              SOLE     NONE           857,489  263,420
OCEAN SHORE HOLDING CO           COMMON   67501P107   7,616    769,672   SH              SOLE     NONE           574,979  194,693
PACIFIC CAPITAL BANCORP          COMMON   69404P101     736     36,579   SH              SOLE     NONE            27,610    8,969
PEOPLES FINANCIAL CORP-MISS      COMMON   71103B102   5,900    267,223   SH              SOLE     NONE           204,756   62,467
EPLUS INC                        COMMON   294268107   8,099    837,586   SH              SOLE     NONE           721,046  116,540
PENNANTPARK INVESTMENT CORP      COMMON   708062104     886     88,381   SH              SOLE     NONE            67,760   20,621
PARK NATIONAL CORP               COMMON   700658107   4,406     68,310   SH              SOLE     NONE            51,111   17,199
RAINIER PACIFIC FINANCIAL        COMMON   75087U101     676     45,642   SH              SOLE     NONE            34,514   11,128
SAFETY INSURANCE GROUP INC       COMMON   78648T100  12,227    333,877   SH              SOLE     NONE           255,725   78,152
SERVICE BANCORP INC              COMMON   81756X103   1,857     99,029   SH              SOLE     NONE            75,302   23,727
SENIOR HSG PPTYS TR              COMMON   81721M109  19,831    874,375   SH              SOLE     NONE           670,337  204,038
SYNOVUS FINANCIAL CORP W/I       COMMON   87161C113  10,272    992,500   SH              SOLE     NONE           760,920  231,580
VINEYARD NATIONAL BANCORP        COMMON   927426106   2,201    217,886   SH              SOLE     NONE           161,075   56,811
GREAT WOLF RESORTS INC           COMMON   391523107  15,085  1,537,687   SH              SOLE     NONE         1,158,203  379,484


TOTAL                                               339,279
